CASH AND CASH EQUIVALENTS (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Line Items]
Cash	$ 1,770	$ 7,575
Denominated in U.S. dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash	811	3,469
Denominated in NIS [Member]
Cash and Cash Equivalents [Line Items]
Cash	682	2,230
Denominated in Other Currencies [Member]
Cash and Cash Equivalents [Line Items]
Cash	$ 277	$ 1,876